Unaudited Condensed Consolidated Statements of Stockholders' Deficit (Parentheticals) - Related Party [Member] - USD ($) $ in Millions	9 Months Ended
	Oct. 01, 2023	Sep. 30, 2023	Dec. 31, 2022
In Connection With Forward Purchase Agreements [Member]
Stock issued during the period shares new issues	4,508,488
Issue Of Bonus Shares In Connection With Merger [Member]
Stock issued during the period shares new issues	120,000
Series D One Redeemable Convertible Preferred Stock [Member]
Temporary equity shares issued			1,315,287
Redeemable non controlling interest equity preferred carrying amount			$ 6.3
Series D One Redeemable Convertible Preferred Stock [Member] | Upon Conversion Of Convertible Notes And Simple Agreement For Future Equity [Member]
Temporary equity shares issued		1,315,287
Redeemable non controlling interest equity preferred carrying amount		$ 6.3
Series D Four Redeemable Convertible Preferred Stock [Member] | Issuance Of Redeemable Convertible Preferred Stock Upon Acquisition [Member]
Temporary equity shares issued			2,007,556
Redeemable non controlling interest equity preferred carrying amount			$ 14.3
Series D Five Redeemable Convertible Preferred Stock [Member] | Issuance Of Redeemable Convertible Preferred Stock Upon Acquisition [Member]
Temporary equity shares issued			127,472
Redeemable non controlling interest equity preferred carrying amount			$ 1.0
Series D Seven Redeemable Convertible Preferred Stock [Member] | Issuance Of Redeemable Convertible Preferred Stock Upon Acquisition [Member]
Temporary equity shares issued			3,105,837
Redeemable non controlling interest equity preferred carrying amount			$ 24.9
Series D Eight Redeemable Convertible Preferred Stock [Member] | Issuance Of Redeemable Convertible Preferred Stock Upon Conversion Of Simple Agreement Of Future Equity Notes [Member]
Temporary equity shares issued			4,426,320
Redeemable non controlling interest equity preferred carrying amount			$ 32.8